Summary of significant accounting policies - Schedule of Total Revenues by Product Categories (Details) - Total Revenues [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Summary of significant accounting policies - Schedule of Total Revenues by Product Categories (Details) [Line Items]
Total revenue	$ 10,265,613	$ 7,722,510
Sales of Pearlescent Pigments [Member]
Summary of significant accounting policies - Schedule of Total Revenues by Product Categories (Details) [Line Items]
Total revenue	5,918,673	5,640,808
Sales of Industrial Intermediates [Member]
Summary of significant accounting policies - Schedule of Total Revenues by Product Categories (Details) [Line Items]
Total revenue	4,058,772	1,945,522
Sales of Powder Coatings [Member]
Summary of significant accounting policies - Schedule of Total Revenues by Product Categories (Details) [Line Items]
Total revenue	$ 288,168	$ 136,180